Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net Earnings (Loss)	$ 2,194	$ (2,669)	$ 3,366
Depreciation, Depletion and Amortization	2,249	2,131	2,030
Exploration Expense	82	2,123	890
Deferred Income Tax Expense (Recovery)	(814)	(794)	583
Unrealized (Gain) Loss on Risk Management	149	(1,249)	729
Unrealized Foreign Exchange (Gain) Loss	(827)	649	(857)
Revaluation (Gain)			(2,555)
Re-measurement of Contingent Payment	164	50	(138)
(Gain) Loss on Discontinuance		(301)	(1,285)
(Gain) Loss on Divestiture of Assets	(2)	795	1
Unwinding of Discount on Decommissioning Liabilities	58	63	128
Onerous Contract Provisions, Net of Cash Paid	(15)	618	(8)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	401	206	(18)
Other	85	52	48
Net Change in Other Assets and Liabilities	(84)	(72)	(107)
Net Change in Non-Cash Working Capital	(355)	552	252
Cash From (Used in) Operating Activities	3,285	2,154	3,059
Investing Activities
Acquisition, Net of Cash Acquired			(14,565)
Capital Expenditures – Exploration and Evaluation Assets	(73)	(55)	(147)
Capital Expenditures – Property, Plant and Equipment	(1,110)	(1,322)	(1,523)
Proceeds From Divestitures	1	1,050	3,210
Net Change in Investments and Other	(133)	9
Net Change in Non-Cash Working Capital	(117)	(295)	159
Cash From (Used in) Investing Activities	(1,432)	(613)	(12,866)
Net Cash Provided (Used) Before Financing Activities	1,853	1,541	(9,807)
Financing Activities
Issuance of Long-Term Debt			3,842
(Repayment) of Long-Term Debt	(2,279)	(1,144)
Net Issuance (Repayment) of Revolving Term Debt	276	(20)	32
Issuance of Debt Under Asset Sale Bridge Facility			3,569
(Repayment) of Debt Under Asset Sale Bridge Facility			(3,600)
Principal Repayment of Leases	(150)
Common Shares Issued, Net of Issuance Costs			2,899
Dividends Paid on Common Shares	(260)	(245)	(225)
Other		(1)	(2)
Cash From (Used in) Financing Activities	(2,413)	(1,410)	6,515
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(35)	40	182
Increase (Decrease) in Cash and Cash Equivalents	(595)	171	(3,110)
Cash and Cash Equivalents, Beginning of Year	781	610	3,720
Cash and Cash Equivalents, End of Year	$ 186	$ 781	$ 610